Restricted cash	12 Months Ended
Dec. 31, 2014
Restricted Cash and Investments [Abstract]
Restricted cash	Restricted cash Short term restricted cash of $11.0 million and $25.3 million at December 31, 2014 and 2013, respectively, relates to tax withholding deposits.